The Company, Basis of Presentation and Summary of Significant Accounting Policies (Details Narrative) (10-K) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Oct. 02, 2020
Product Information [Line Items]
Percentage of issued and outstanding stock			90.00%
Impairment loss
Capitalized computer software, impairments	572,000	748,000
Internal Use Software [Member]
Product Information [Line Items]
Impairment loss
Minimum [Member]
Product Information [Line Items]
Property and equipment estimated useful lives	P3Y
Intangible assets estimated useful lives	5 years
Maximum [Member]
Product Information [Line Items]
Property and equipment estimated useful lives	P7Y
Intangible assets estimated useful lives	9 years
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer One [Member]
Product Information [Line Items]
Concentrations of risk, percentage	19.20%	25.90%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer Two [Member]
Product Information [Line Items]
Concentrations of risk, percentage	16.50%	16.40%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer Three [Member]
Product Information [Line Items]
Concentrations of risk, percentage	11.90%	15.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer Four [Member]
Product Information [Line Items]
Concentrations of risk, percentage	11.90%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer Five [Member]
Product Information [Line Items]
Concentrations of risk, percentage	10.10%
Customer Concentration Risk [Member] | Sales [Member] | Customer One [Member]
Product Information [Line Items]
Concentrations of risk, percentage	17.20%	19.30%
Customer Concentration Risk [Member] | Sales [Member] | Customer Two [Member]
Product Information [Line Items]
Concentrations of risk, percentage	10.60%	14.10%
Series B Preferred Stock [Member]
Product Information [Line Items]
Proceeds from private offering	$ 4,700,000
Close of Share Exchange [Member]
Product Information [Line Items]
Cash	$ 1,000,000
Preferred Stock [Member]
Product Information [Line Items]
Percentage of issued and outstanding stock			100.00%
BigToken Inc [Member] | Common Stock [Member]
Product Information [Line Items]
Percentage of issued and outstanding stock			100.00%